Nature of business (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
List of subsidiaries
The Company has the following subsidiaries:

Entity name	Country	Ownership percentage December 31, 2020	Ownership percentage December 31, 2019
		%	%
Docebo S.p.A	Italy	100	100
Docebo NA Inc	United States	100	100
Docebo EMEA FZ-LLC	Dubai	100	100
Docebo UK	England	100	100
forMetris Société par Actions Simplifiée (“forMetris”)	France	100	—